Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Trade and other receivables

15. Trade and other receivables

	At December 31,
	2019	2018
	$'m	$'m
Trade receivables	516	823
Other receivables and prepayments	178	230
Related party receivables	40	—
	734	1,053

The fair values of trade and other receivables approximate the amounts shown above.

Movements on the provision for impairment of trade receivables are as follows:

	2019	2018	2017
	$'m	$'m	$'m
At January 1, as reported	17	23	15
Impact of adoption of IFRS 9 on January 1, 2018	—	(4)	—
At January 1,	17	19	15
Provision for receivables impairment	7	2	6
Receivables written off during the year as uncollectible	—	(3)	—
Disposal of Food & Specialty	(18)	—	—
Exchange	—	(1)	2
At December 31,	6	17	23

The majority of the provision above relates to balances which are more than six months past due. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable set out above.

Provisions against specific balances

Significant balances are assessed for evidence of increased credit risk. Examples of factors considered are high probability of bankruptcy, breaches of contract or major concession being sought by the customer. Instances of significant single customer related bad debts are rare and there is no significant concentration of risk associated with particular customers.

Providing against the remaining population of customers

The Group monitors actual historical credit losses and adjusts for forward-looking information to measure the level of expected losses. Adverse changes in the payment status of customers of the Group, or national or local economic conditions that correlate with defaults on receivables owing to the Group, may also provide a basis for an increase in the level of provision above historic loss experience.

As of December 31, 2019, trade receivables of $34 million (2018: $68 million) were past due but not impaired. These relate to a number of independent customers for whom there is no recent history of default. The ageing analysis of these trade receivables is as follows:

	At December 31,
	2019	2018
	$'m	$'m
Up to three months past due	28	56
Three to six months past due	1	5
Over six months past due	5	7
	34	68